Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 21	$ 19	$ 16
Additions/ (Deductions)	(2)	2	3
Balance at end of period	19	21	19
Deferred Tax Assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	416	576	638
Translation adjustment	5	(19)	(24)
Charged to costs and expenses	360	(140)	(2)
Additions/ (Deductions)	1	(1)	(36)
Balance at end of period	$ 782	$ 416	$ 576